abrdn Healthcare Investors

SCHEDULE OF INVESTMENTS

December 31, 2023

(Unaudited)

	Shares	Value
Convertible Preferreds and Warrants (Restricted) (a)(b) – 5.2%
Biotechnology – 3.3%
Abcuro, Inc. Series B	532,816	$2,925,000
Arbor Biotechnologies, Series B, 8.00%	82,076	1,359,999
Arkuda Therapeutics, Inc. Series A, 6.00% (c)	2,353,932	235
Arkuda Therapeutics, Inc. Series B, 6.00% (c)	1,044,322	1,143,637
Flamingo Therapeutics, Inc. Series A3 (d)	243,458	1,642,157
Hotspot Therapeutics, Inc. Series B, 6.00%	2,875,000	6,306,888
Hotspot Therapeutics, Inc. Series C, 6.00%	632,394	1,387,283
Incendia Therapeutics, Inc. Series A	1,769,383	3,399,993
Invetx, Inc. Series A, 8.00% (c)	7,187,500	4,816,344
Invetx, Inc. Series B, 8.00% (c)	3,089,091	2,070,000
Priothera Ltd. Series A, 6.00% (c)(d)	346,666	1,339,457
Quell Therapeutics, Series B (d)	1,553,631	3,229,999
ReCode Therapeutics, Series B, 5.00%	319,138	2,946,665
		32,567,657
Health Care Equipment & Supplies – 0.0%
IO Light Holdings, Inc. Series A2	421,634	453,594

Pharmaceuticals – 1.9%
Amolyt Pharma SAS Series C (d)	1,602,836	3,786,625
Biotheryx, Inc. Series E, 8.00%	1,295,238	1,496,000
Curasen Therapeutics, Inc. Series A (c)	18,203,119	8,728,396
Endeavor Biomedicines, Inc. Series B, 8.00%	657,322	3,099,996
HiberCell, Inc. Series B	2,773,472	1,285,782
HiberCell, Inc. Series C	1,529,261	708,965
HiberCell, Inc. Series C Warrants (expiration date 09/15/28, exercise price $0.46)	1,529,261	1
		19,105,765
Total Convertible Preferreds and Warrants (Cost $73,168,251)		52,127,016

	Principal Amount
Non-Convertible Notes (Restricted) (a)(c) – 0.1%
Pharmaceuticals – 0.1%
Curasen Therapeutics, Inc.	$846,390	846,390
Total Non-Convertible Notes (Cost $846,670)		846,390

	Shares
Common Stocks - 88.0%
Biotechnology – 56.7%
89bio, Inc. (a)	56,488	630,971
AbbVie, Inc.	115,116	17,839,526
Akero Therapeutics, Inc. (a)	40,050	935,167
Alkermes plc (a)(d)	173,907	4,824,180
Alnylam Pharmaceuticals, Inc. (a)	124,587	23,847,198
Amgen, Inc.	257,888	74,276,902
Apellis Pharmaceuticals, Inc. (a)	118,059	7,067,012
Arcutis Biotherapeutics, Inc. (a)	86,869	280,587
argenx SE ADR (a)	35,085	13,347,386
Ascendis Pharma A/S ADR (a)	92,961	11,708,438
BioCryst Pharmaceuticals, Inc. (a)	302,037	1,809,202

The accompanying notes are an integral part of this Schedule of Investments.

 abrdn Healthcare Investors

SCHEDULE OF INVESTMENTS

December 31, 2023

(Unaudited, continued)

	Shares	Value
Biotechnology – continued
Biogen, Inc. (a)	141,609	$36,644,161
BioMarin Pharmaceutical, Inc. (a)	198,759	19,164,343
BioNTech SE ADR (a)	66,396	7,007,434
Bridgebio Pharma, Inc. (a)	207,590	8,380,408
Chinook Therapeutics, Inc. CVR (Restricted) (a)(b)	91,800	150,552
Cytokinetics, Inc. (a)	85,848	7,167,449
Denali Therapeutics, Inc. (a)	214,498	4,603,127
Exelixis, Inc. (a)	480,719	11,532,449
Fusion Pharmaceuticals, Inc. (Restricted) (a)(b)(d)	7,593	65,672
G1 Therapeutics, Inc. (a)	200,492	611,501
Galera Therapeutics, Inc. (a)	296,462	43,106
Gilead Sciences, Inc.	717,171	58,098,023
I-Mab ADR (a)	53,885	102,381
Immunovant, Inc. (a)	219,148	9,232,705
Insmed, Inc. (a)	69,821	2,163,753
Intellia Therapeutics, Inc. (a)	103,664	3,160,715
Ionis Pharmaceuticals, Inc. (a)	87,613	4,432,342
Karuna Therapeutics, Inc. (a)	20,185	6,388,754
Mereo Biopharma Group plc ADR (a)	1,063,799	2,457,376
Moderna, Inc. (a)	182,904	18,189,803
Mural Oncology plc (a)(d)	17,390	102,949
Neurocrine Biosciences, Inc. (a)	43,499	5,731,428
Novavax, Inc. (a)	37,188	178,502
Praxis Precision Medicines, Inc. (a)	3,427	76,354
Pyxis Oncology, Inc. (a)	481,646	866,963
Rallybio Corp. (a)	755,076	1,804,632
Regeneron Pharmaceuticals, Inc. (a)	87,787	77,102,444
Roivant Sciences Ltd. (a)	747,277	8,391,921
Sage Therapeutics, Inc. (a)	42,028	910,747
Sarepta Therapeutics, Inc. (a)	94,111	9,075,124
Scholar Rock Holding Corp. (a)	68,117	1,280,600
Sutro Biopharma, Inc. (a)	69,389	297,679
TScan Therapeutics, Inc. (a)	138,057	804,872
Ultragenyx Pharmaceutical, Inc. (a)	98,642	4,717,060
uniQure N.V. (a)(d)	244,086	1,652,462
United Therapeutics Corp. (a)	17,837	3,922,178
Vaxcyte, Inc. (a)	132,313	8,309,256
Vertex Pharmaceuticals, Inc. (a)	194,177	79,008,679
Xencor, Inc. (a)	78,135	1,658,806
		562,055,279
Health Care Equipment & Supplies – 5.5%
Abbott Laboratories	114,588	12,612,701
Baxter International, Inc.	39,600	1,530,936
Becton, Dickinson and Co.	3,506	854,868
Cercacor Laboratories, Inc. (Restricted) (b)	160,000	172,177
DexCom, Inc. (a)	14,300	1,774,487
Edwards Lifesciences Corp. (a)	75,377	5,747,496
Guardant Health, Inc. (a)	173,673	4,697,855

The accompanying notes are an integral part of this Schedule of Investments.

abrdn Healthcare Investors

SCHEDULE OF INVESTMENTS

December 31, 2023

(Unaudited, continued)

	Shares	Value
Health Care Equipment & Supplies(continued)
IDEXX Laboratories, Inc. (a)	15,551	$8,631,582
Inspire Medical Systems, Inc. (a)	21,488	4,371,304
Insulet Corp. (a)	11,568	2,510,025
Medtronic plc (d)	52,381	4,315,147
Stryker Corp.	12,890	3,860,039
Zimmer Biomet Holdings, Inc.	24,137	2,937,473
		54,016,090
Health Care Providers & Services – 4.9%
Charles River Laboratories International, Inc. (a)	34,616	8,183,222
HCA Healthcare, Inc.	16,232	4,393,678
Humana, Inc.	21,374	9,785,231
InnovaCare, Inc. Escrow Shares (Restricted) (b)	222,222	28,800
Medpace Holdings, Inc. (a)	12,199	3,739,360
Molina Healthcare, Inc. (a)	18,161	6,561,751
Tenet Healthcare Corp. (a)	43,846	3,313,442
UnitedHealth Group, Inc.	24,166	12,722,674
		48,728,158
Life Sciences Tools & Services – 4.4%
Adaptive Biotechnologies Corp. (a)	647,787	3,174,156
Agilent Technologies, Inc.	10,336	1,437,014
Avantor, Inc. (a)	129,493	2,956,325
Illumina, Inc. (a)	142,483	19,839,333
Thermo Fisher Scientific, Inc.	27,187	14,430,588
West Pharmaceutical Services, Inc.	5,474	1,927,505
		43,764,921
Medical Devices and Diagnostics – 3.3%
Boston Scientific Corp. (a)	183,360	10,600,042
Danaher Corp.	44,068	10,194,691
Intuitive Surgical, Inc. (a)	34,571	11,662,872
		32,457,605
Pharmaceuticals – 13.2%
Amylyx Pharmaceuticals, Inc. (a)	136,497	2,009,236
AstraZeneca plc ADR	530,924	35,757,732
Bristol-Myers Squibb Co.	119,794	6,146,630
Catalent, Inc. (a)	42,400	1,905,032
Eli Lilly & Co.	34,047	19,846,677
Endo International plc (a)(d)	465,507	233
Intra-Cellular Therapies, Inc. (a)	19,220	1,376,536
Jazz Pharmaceuticals plc (a)	22,124	2,721,252
Johnson & Johnson	93,399	14,639,359
Marinus Pharmaceuticals, Inc. (a)	385,154	4,186,624
McKesson Corp.	12,176	5,637,245
Merck & Co., Inc.	114,534	12,486,497
Oculis Holding AG (a)(d)	557,945	6,137,395
Pfizer, Inc.	223,242	6,427,137
Royalty Pharma plc Class A	264,448	7,428,344
Spectrum Pharmaceuticals, Inc. (a)(b)	79,790	0
Tetraphase Pharmaceuticals, Inc. CVR (a)(b)	28,747	1,725
Teva Pharmaceutical Industries Ltd. ADR (a)	291,666	3,044,993

The accompanying notes are an integral part of this Schedule of Investments.

abrdn Healthcare Investors

SCHEDULE OF INVESTMENTS

December 31, 2023

(Unaudited, continued)

	Shares	Value
Pharmaceuticals – continued
Zoetis, Inc.	5,547	$1,094,811
		130,847,458
Total Common Stocks (Cost $764,949,054)		871,869,511

Exchange Traded Funds - 1.1%
iShares Nasdaq Biotechnology ETF	43,634	5,927,679
SPDR S&P Biotech ETF	57,000	5,089,530
Total Exchange Traded Funds (Cost $9,906,547)		11,017,209

Short-Term Investments - 4.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.32% (e)	46,753,408	46,753,408
Total Short-Term Investments (Cost $46,753,408)		46,753,408

Total Investments Before Milestone Interests - 99.1% (Cost $895,623,852)		982,613,534

	Interests
Milestone Interests (Restricted)(a)(b) - 1.8%
Pharmaceuticals – 1.8%
Afferent Milestone Interest	1	284,619
Ethismos Research Milestone Interest	1	0
Impact Biomedicines Milestone Interest	1	1,554,960
Neurovance Milestone Interest	1	15,525,629
		17,365,208
Biotechnology – 0.0%
Amphivena Milestone Interest	1	0
Rainier Therapeutics Milestone Interest	1	0
Total Milestone Interests (Cost $2,839,033)		17,365,208

Total Investments - 100.9% (Cost $898,462,885)		999,978,742
Other Liabilities In Excess of Assets - (0.9)%		(9,355,322)
Net Assets - 100%		$990,623,420

The percentage shown for each investment category in the Schedule of Investments is based on net assets.

(a)	Non-income producing security.
(b)	Security fair valued using significant unobservable inputs. See Investment Valuation and Fair Value Measurements.
(c)	Affiliated issuers in which the Fund holds 5% or more of the voting securities (total market value of $18,944,459).
(d)	Foreign security.
(e)	Registered investment company advised by State Street Global Advisors. The rate shown is the annualized seven-day yield as of December 31, 2023.
ADR	American Depository Receipt

The accompanying notes are an integral part of this Schedule of Investments.

abrdn Healthcare Investors

December 31, 2023

(Unaudited)

1. Summary of Significant Accounting Policies

a. Security Valuation:

The Fund values its securities at current market value or fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Board of Trustees (the “Board”) designated abrdn Inc. (the “Investment Adviser” or the “Adviser”) as the valuation designee ("Valuation Designee") for the Fund to perform the fair value determinations relating to Fund investments for which market quotations are not readily available. With respect to the Fund's investments in securities of early and /or later stage financing of a privately held companies ("Venture Capital Securities"), the Private Venture Valuation Committee ("PV Valuation Committee"), which is a Committee of the Board, performs fair value determinations for the Fund.

Long-term debt and other fixed-income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider. If there are no current day bids, the security is valued at the previously applied bid. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size and the strategies employed by the Valuation Designee generally trade in round lot sizes. In certain circumstances, some trades may occur in smaller “odd lot” sizes which may be effected at lower, or higher, prices than institutional round lot trades. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost, if it represents the best approximation of fair value. Debt and other fixed-income securities are generally determined to be Level 2 investments.

Equity securities that are traded on an exchange are valued at the last quoted sale price or the official close price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price.

Convertible preferred shares, warrants or convertible note interests in Venture Capital Securities, milestone interests, and other restricted securities are typically valued in good faith, based upon the recommendations made by the PV Valuation Committee or the Valuation Designee pursuant to fair valuation policies and procedures approved by the Board.

Derivatives are valued at fair value. Exchange traded derivatives are generally Level 1 investments and over-the-counter and centrally cleared derivatives are generally Level 2 investments. Forward foreign currency contracts are generally valued based on the bid price of the forward rates and the current spot rate. Forward exchange rate quotations are available for scheduled settlement dates, such as 1-, 3-, 6-, 9- and 12-month periods. An interpolated valuation is derived based on the actual settlement dates of the forward contracts held. Exchange-traded options are valued at the last quoted sales price. In the absence of a sales price, options are valued at the mean of the bid/ask price quoted at the close on the exchange on which the options trade. When market quotations or exchange rates are not readily available, or if the Adviser concludes that such market quotations do not accurately reflect fair value, the fair value of a Fund’s assets are determined in good faith in accordance with the Valuation Procedures.

Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.

abrdn Healthcare Investors

December 31, 2023

(Unaudited, continued)

In the event that a security’s, other than a Venture Capital Security, market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Valuation Designee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the Valuation Designee may be classified as Level 2 or Level 3 depending on the nature of the inputs.

Venture Capital Securities are valued based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs considered may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company's financial statements, products, intended markets or technologies; (iii) the price of the same or similar security negotiated at arm's length in an issuer's completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual terms. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. Significant unobservable inputs are often used in the fair value determination. A significant change in any of these inputs may result in a significant change in the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement Open-end mutual funds are valued at the respective net asset value (“NAV”) as reported by such company. The prospectuses for the registered open-end management investment companies in which the Fund invests explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. Closed-end funds and exchange-traded funds (“ETFs”) are valued at the market price of the security at the Valuation Time (as defined below). A security using any of these pricing methodologies is determined to be a Level 1 investment.

The three-level hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments;

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). Investments that are included in this category are Venture Capital Securities investments.

Level 3 investments are valued using significant unobservable inputs. The Fund may also use a discounted cash flow based valuation approach in which the anticipated future cash flows of the investment are used to estimate the current fair value. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.